Summary of Significant Accounting Policies (Details) - Schedule of Company’s Total Revenues by Geographic Market - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Total revenue	$ 10,556,891	$ 10,253,163
China Domestic Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	2,661,717	1,634,219
Overseas Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	$ 7,895,174	$ 8,618,944